Discontinued operations - Narratives (Details)	Nov. 13, 2023 HKD ($)
Jin Yi Rong Limited | Ping An OneConnect Bank (Hong Kong) Limited
Leases
Percentage of ownership interest	100.00%
OneConnect Bank (the "Disposal Group")
Leases
Discontinuing operations, consideration paid in cash	$ 933,000,000